SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared under the accrual basis in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Management Estimates

Management Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Accordingly, actual results may differ from those estimates.
Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

Registered investment companies (mutual funds) and money market funds are valued at quoted market prices, which represent the net asset value of shares held by the Plan at year-end. Investments in the New York Life Stable Value Fund are valued at contract value, based on information provided by the trustee. (See Note F). The Unitil Corporation Stock Fund is stated at fair value as determined by quoted market prices of both Unitil common stock and cash equivalents held in the fund.

Interest income is recorded when earned. Dividends are recorded on the ex-dividend date. The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation (depreciation) in the fair value of investments, which consists of the realized gains or losses and the unrealized appreciation (depreciation) on those investments.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are recorded as distributions based on the terms of the Plan document.

Payment of Benefits	Payment of Benefits Benefit payments to participants are recorded when paid.
Expenses

Expenses

Non-standard service expenses are paid by the Company as provided in the Administration Agreement between the Company and John Hancock Retirement Plan Services LLC (“JHRPS”). Recordkeeping and third-party advisory expenses are paid through an asset charge that is deducted pro rata across all participants on a quarterly basis. A portion of the asset charge is deposited into the Plan Expense Reimbursement Account ("PERA") to pay for third-party advisory fees. At year-end, if there is an excess amount in the PERA, JHRPS is directed by Unitil to reallocate the excess back to participant accounts on a pro rata basis. If, however, the deduction to the PERA account does not cover the third-party advisory fees and other plan expenses the plan is invoiced directly. The fund expense ratios reflected on the 404(a)(5) Participant Fee disclosure are used to cover the fund management fees only; all other plan expenses are covered through the participant asset charge as previously stated.